Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Schedule of Earnings per share

	2025	2025	2024	2024	2023	2023
	Class A	Class B	Class A	Class B	Class A	Class B

Weighted number of outstanding shares	295,550,380	339,541,070	288,465,380	345,437,500	284,262,802	345,437,500
Weighted number of shares with dilutive effects	3,228,817	11,251,482	3,787,481	12,822,456	3,306,122	11,446,403
Weighted number of outstanding shares (diluted and undiluted)	298,779,197	350,792,552	292,252,861	358,259,956	287,568,924	356,883,903

Net income (CHF in millions)	182.7	21.0	216.3	25.9	70.9	8.6
Basic EPS (CHF)	0.62	0.06	0.75	0.07	0.25	0.02
Diluted EPS (CHF)	0.61	0.06	0.74	0.07	0.25	0.02